Note 14 - Voyage, Vessel Operating Expenses and Commissions (Details) - Summary of Voyage, Vessel, Operating Expenses and Commissions - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage expenses
Voyage expenses	$ 2,312,513	$ 3,963,181	$ 1,537,898
Vessel operating expenses
Vessel operating expenses	25,204,593	25,279,087	25,191,250
Port Charges and Canal Dues [Member]
Voyage expenses
Voyage expenses	832,917	1,214,856	364,091
Bunkers [Member]
Voyage expenses
Voyage expenses	1,479,596	2,748,325	1,173,807
Crew Wages and Related Costs [Member]
Vessel operating expenses
Vessel operating expenses	14,164,355	13,985,377	13,921,033
Insurance [Member]
Vessel operating expenses
Vessel operating expenses	2,412,366	2,364,112	2,222,912
Repairs and Maintenance [Member]
Vessel operating expenses
Vessel operating expenses	503,934	501,733	478,197
Lubricants [Member]
Vessel operating expenses
Vessel operating expenses	2,433,956	2,379,191	2,836,561
Spares and Consumable Stores [Member]
Vessel operating expenses
Vessel operating expenses	4,058,153	4,083,942	4,204,965
Professional and Legal Fees [Member]
Vessel operating expenses
Vessel operating expenses	492,852	498,240	158,978
Other Vessel Operating Expenses [Member]
Vessel operating expenses
Vessel operating expenses	$ 1,138,977	$ 1,466,492	$ 1,368,604